UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       09/30/2006

Check here if Amendment:   Amendment Number:   1
          This Amendment (check only one):     X is a restatement
						 adds new holdings entries.


Institutional Investment Manager Filing this Report:

	Name:		Bowman Financial Management Company
	Address:	1330 F Smith Avenue
			Baltimore MD 21209

	Form 13F File Number:	28-04775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true correct and complete and that it is understood that all required items statements schedules lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

	Name:		Clark Bowman
	Title:		Chief Compliance Officer
	Phone:		410.433.1900

Signature Place and Date of Signing:

    Clark Bowman          Baltimore, Maryland             March 5, 2007

Report Type (Check only one):

X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



				FORM 13F SUMMARY PAGE




Report Summary:


Number of Other Included Managers:	0


Form 13F Information Table Entry Total:	78


Form 13F Information Table Value Total:	 $108,447 (X1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F number(s) of all institutional managers with respect to which this report is filed other than the manager filing this report.

IF there are no entries in this list state NONE and omit the column headings and list entries.

NONE


				INFORMATION TABLE

COLUMN 1       COLUMN 2 COLUMN 3   COLUMN 4   COLUMN 5           COLUMN 6 COLUMN 7 COLUMN 8
                TITLE               VALUE     SHRS OR  SH/ PUT/  INVSTMT   OTHER  VOTING AUTHORITY
NAME OF ISSUER OF CLASS CUSIP      (x$1000)    PRN AMT  PRN CALL   DISCR    MNGRS  SOLE SHRD  NONE
3M Co.		CS	88579Y101	2422	 32,547 SH	Sole	None		 	32,547
Abbott Labor	CS	2824100		2439	 50,217 SH	Sole	None		 	50,217
Aetna Inc.	CS	00817Y108	207	 5,240	SH	Sole	None			 5,240
Aflac Inc.	CS	1055102		736  	16,075 	SH	Sole	None			 16,075
Agilent Technol	CS	00846U101	1466	 44,832 SH	Sole	None			 44,832
Amdocs Ltd.	CS	g02602103	453	 11,450 SH	Sole	None			 11,450
American IG	CS	26874107	2774	 41,863 SH	Sole	None			 41,863
Amgen		CS	31162100	2134	 29,837 SH	Sole	None			 29,837
Apple Computer	CS	37833100	300	 3,900 	SH	Sole	None			 3,900
Assurant Insur	CS	04621xl08	689	 12,900 SH	Sole	None			 12,900
Atmel Corp	CS	49513104	3569	 590,900SH	Sole	None			 590,900
Automatic Data 	CS	53015103	1372	 28,972 SH	Sole	None			 28,972
Bank of America	CS	60505104	3355	 62,620 SH	Sole	None			 62,620
Bellsouth Corp	CS	79860102	797	 18,648 SH	Sole	None			 18,648
Biomet, Inc.	CS	90613100	496	 15,397 SH	Sole	None			 15,397
Cardinal Health CS	14149Y108	1489	 22,652 SH	Sole	None			 22,652
Caremark Rx, 	CS	141705103	3433	 60,579 SH	Sole	None			 60,579
Chesapeake En.y	CS	165167107	1277	 44,050 SH	Sole	None			 44,050
ChevronTexaco 	CS	166764100	709	 10,927 SH	Sole	None			 10,927
Cisco Systems	CS	17275R102	1872	 81,448 SH	Sole	None			 81,448
Citigroup	CS	172967101	771	 15,516 SH	Sole	None			 15,516
Cognex Corp	CS	192422103	702	 27,800 SH	Sole	None			 27,800
Comcast Corp.	CS	20030N200	1990	 54,061 SH	Sole	None			 54,061
Computer Scien	CS	205363104	416	 8,470 	sH	Sole	None			 8,470
Corning Inc.	CS	219350105	283	 11,600 SH	Sole	None			 11,600
CVS Corporation	CS	126650100	2545	 79,247 SH	Sole	None			 79,247
Danaher Corp.	CS	235851102	2088	 30,400 SH	Sole	None			 30,400
Davita Inc	CS	23918k108	2376	 41,050 SH	Sole	None			 41,050
Dominion Ress	CS	25746U109	1172	 15,326 SH	Sole	None			 15,326
Duke-Weeks Reay	CS	264411505	1115	 29,858 SH	Sole	None			 29,858
EMC Corp.	CS	268648102	569	 47,500 SH	Sole	None			 47,500
Emerson El.	CS	291011104	3896	 46,461 SH	Sole	None			 46,461
Exxon/Mobil	CS	30231g102	3505	 52,238 SH	Sole	None			 52,238
Federal Home 	CS	313400301	1586	 23,917 SH	Sole	None			 23,917
Federal Realty  CS	313747206	212	 2,850 	sH	Sole	None			 2,850
First Data Corp	CS	319963104	1016	 24,187 SH	Sole	None			 24,187
Fiserv Inc.	CS	337738108	1945	 41,299 SH	Sole	None			 41,299
Foundat. Coal	CS	350398W100	1104	 34,100 SH	Sole	None			 34,100
General ElectricCS	369604103	847	 23,986 SH	Sole	None			 23,986
Haemonetics CorpCS	405024100	915	 19,550 SH	Sole	None			 19,550
Hewlett Packard	CS	428236103	428	 11,658 SH	Sole	None			 11,658
Home Depot	CS	437076102	271	 7,463 	sH	Sole	None			 7,463
Honeywell	CS	438516106	1349	 32,987 SH	Sole	None			 32,987
I B M		CS	459200101	1512	 18,454 SH	Sole	None			 18,454
Intel Corp	CS	458140100	939	 45,670 SH	Sole	None			 45,670
J P Morgan ChaseCS	46625H100	391	 8,325 	sH	Sole	None			 8,325
Johnson & John.	CS	478160104	2701	 41,587 SH	Sole	None			 41,587
Lowes Companies CS	548661107	2472	 88,097 SH	Sole	None			 88,097
Manpower	CS	56418H100	754	 12,300 SH	Sole	None			 12,300
Microsoft Corp.	CS	594918104	1527	 55,822 SH	Sole	None			 55,822
Millipore	CS	601073109	763	 12,450 SH	Sole	None			 12,450
NCR Corp	CS	62886E108	2503	 63,400 SH	Sole	None			 63,400
Norfolk South.	CS	655844108	1460	 33,150 SH	Sole	None			 33,150
Omnicare Inc	CS	681904108	977	 22,675 SH	Sole	None			 22,675
Oracle Systems	CS	68389X105	2594	 146,211SH	Sole	None			 146,211
PepsiCo		CS	713448108	238	 3,650 	SH	Sole	None			 3,650
Pfizer		CS	717081103	514	 18,135 SH	Sole	None			 18,135
Procter&Gamble	CS	742718109	3090	 49,862 SH	Sole	None			 49,862
Quest Diag.	CS	74834L100	3721	 60,837 SH	Sole	None			 60,837
Royal Dutch Sh.	CS	780259206	203	 3,065 	SH	Sole	None			 3,065
Schein (Henry.	CS	806407102	1522	 30,350 SH	Sole	None			 30,350
Schlumbergered	CS	806857108	1099	 17,710 SH	Sole	None			 17,710
Sprint Nextelrp	CS	852061100	172	 10,054 SH	Sole	None			 10,054
Sysco Corp	CS	871829107	569	 17,009 SH	Sole	None			 17,009
T Rowe Price	CS	74144T108	311	 6,500 	SH	Sole	None			 6,500
Target Corp	CS	87612E106	3308	 59,875 SH	Sole	None			 59,875
Tripath Tech.	CS	896942109	1	 10,000 SH	Sole	None			 10,000
United Healt.	CS	910581107	839	 17,050 SH	Sole	None			 17,050
US Bancorp	CS	902973304	317	 9,535 	sH	Sole	None			 9,535
Verizon		CS	92343V104	1425	 38,369 SH	Sole	None			 38,369
Vodafone 	CS	92857W209	1857	 81,250 SH	Sole	None			 81,250
Wachovia Corp	CS	929903102	2875	 51,526 SH	Sole	None			 51,526
Walgreen	CS	931422109	867	 19,525 SH	Sole	None			 19,525
Wal-Mart 	CS	931142103	219	 4,440 	SH	Sole	None			 4,440
Wash.Real Est.	CS	939653101	267	 6,700 	SH	Sole	None			 6,700
Wellpoint 	CS	94973V107	215	 2,786 	SH	Sole	None			 2,786
Wells FaRgo	CS	949746101	2684	 74,174 SH	Sole	None			 74,174
Wyeth		CS	983024100	451	 8,862 	SH	Sole	None			 8,862